Cash Dividends (Details) $ / shares in Units, $ in Thousands	1 Months Ended
Mar. 25, 2021 USD ($) $ / shares
Disclosure of cash and cash equivalents [text block] [Abstract]
Dividend paid | $	$ 8,288
Dividend per share | $ / shares	$ 0.17